Establishment and Operations (Details Narrative)	Mar. 21, 2024 USD ($) shares $ / shares	Jun. 30, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Total consideration paid	$ 190,000,000
Net working capital	$ 4,000,000
Ordinary share issued per share | (per share)	$ 10.00	$ 0.0001
Business combination agreement [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares forfeited | shares	200,000
Number of shares exchanged | shares	479,000
Convertible promissory notes	$ 1,500,000